LOAN RECEIVABLE (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2018 t	Aug. 31, 2015 USD ($) t	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2015 CNY (¥) t
LOAN RECEIVABLE
Interest income			$ 21,322,239	$ 13,706,750	$ 7,623,624
Loan Receivable Offset by Accounts Payable			$ 3,716,055	3,784,297	0
Xinjiang Deyuan [Member]
LOAN RECEIVABLE
Number of tonnes agreed to sell | t		500				500
Additional tonnes agreed to sell | t	500
Extended number of years of agreement	3 years
Percentage of equity interest pledged to secure the loan	58.02%
Debt Instrument, Collateral			Deyuan Shareholder’s 58.02% equity interest in Xinjiang Deyuan.
Loan Receivable Offset by Accounts Payable			$ 3,716,055	3,784,297
Xinjiang Deyuan [Member] | Long-term Debt [Member]
LOAN RECEIVABLE
Cooperation Agreement Loan Principal Amount		$ 43,002,000				¥ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%				6.00%
Debt Instrument, Maturity Date		Jul. 31, 2018
Interest income			2,162,210	2,904,886	2,514,936
Interest Receivable Offset By Accounts Payable For The Purchase Of Plasma From Xinjiang Deyuan			2,308,913	2,062,426	0
Proceeds from Interest Received			$ 0	$ 695,757	$ 2,514,936